THE
ELITE
GROUP of Mutual Funds___________________________________________________

December 24, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           The Elite Group of Mutual Funds
File No. 033-08124

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies  that  (i)  the  form  of  Prospectus  and  Statement  of  Additional Information that would have been filed under paragraph (c) of Rule 497 would not have  differed  from that  contained  in the most recent  amendment to The Elite Group of Mutual Funds’ registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Richard S. McCormick

Richard S. McCormick
President